Summary of significant accounting and reporting policies - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Public and private equity offering proceeds, net of transaction costs paid		$ 30,111	$ 9,852	$ 29,272
Proceeds received from long-term projects				7,600
Increase (Decrease) Through Conversion Of Loans, Equity	$ 2,200			2,246
Proceeds from convertible debt, net of transaction cost		0	39,682	2,050
Net losses		9,008	20,263	54,516
Accumulated deficit		65,099	383,554	363,291
Increase (decrease) in working capital		3,600
Right-of-use assets		2,602	3,374	4,656		$ 4,049
Lease liabilities		3,569	4,620	5,776			$ 4,104
Lease liabilities		2,278	3,373	4,762			3,204
Current lease liabilities		1,291	1,247	1,014			$ 900
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16					14.20%
Equity		$ (2,104)	24,306	36,806		$ 29,227
Period of the maintenance		1 year
Revenue from development contracts where no related incremental costs were identified		$ 236		350
Performance obligation		1,643	4,273	6,693
Contract liabilities		271	$ 765	727				$ 1,940
Licenses
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses			5 years
Bottom of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses			3 years
Top of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses			5 years
Within one year
Disclosure of detailed information about intangible assets [line items]
Performance obligation		1,276	$ 4,017	4,967
Later than one year
Disclosure of detailed information about intangible assets [line items]
Performance obligation		$ 367	$ 256	$ 1,726
IFRS 16
Disclosure of detailed information about intangible assets [line items]
Right-of-use assets					$ 2,602